Note 14 - Warrants (Details) - Fair Market Value of Warrants (USD $)	Nov. 30, 2013	Jul. 31, 2013	Mar. 31, 2013
Note 14 - Warrants (Details) - Fair Market Value of Warrants [Line Items]
Class of warrant outstanding	$ 5,438,022	$ 328,350	$ 407,558
Placement Agent Warrants [Member]
Note 14 - Warrants (Details) - Fair Market Value of Warrants [Line Items]
Class of warrant outstanding	112,550
Series A Warrants [Member]
Note 14 - Warrants (Details) - Fair Market Value of Warrants [Line Items]
Class of warrant outstanding	3,790,736
March 2013 Warrants [Member]
Note 14 - Warrants (Details) - Fair Market Value of Warrants [Line Items]
Class of warrant outstanding	1,040,788
July 2013 Warrants [Member]
Note 14 - Warrants (Details) - Fair Market Value of Warrants [Line Items]
Class of warrant outstanding	$ 493,948